UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement (previous filing missing header & summary page).
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tieton Capital Management, LLC
Address: 4700 Tieton Drive, Suite C
         Yakima, WA  99808

13F File Number: 028-14613

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William J. Dezellem, CFA
Title:     Chief Investment Officer & President
Phone:     (509) 965-6488

Signature, Place, and Date of Signing:

 /s/ William J. Dezellem, CFA     Yakima, WA     August 8, 2012

Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    30

Form 13F Information Table Value Total:    $114,578 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADTRAN Inc                     COM              00738A106     4478   148319 SH       Sole                   148319
Big 5 Sporting Goods           COM              08915P101     5834   771674 SH       Sole                   771674
Ceradyne Inc.                  COM              156710105     3509   136910 SH       Sole                   136910
Columbia Sportswear Company    COM              198516106     2022    37710 SH       Sole                    37710
Cynosure Inc                   COM              232577205     2266   107143 SH       Sole                   107143
Deckers Outdoor Inc            COM              243537107     2988    67895 SH       Sole                    67895
EnerSys                        COM              29275Y102     5054   144100 SH       Sole                   144100
Gordmans Stores                COM              38269P100     2817   170750 SH       Sole                   170750
Houston Wire & Cable           COM              44244K109     2543   232630 SH       Sole                   232630
Key Tronic Corp                COM              493144109     8037   975325 SH       Sole                   975325
Kirkland's Inc                 COM              497498105     2488   221160 SH       Sole                   221160
Lattice Semiconductor          COM              518415104     2327   620610 SH       Sole                   620610
LoJack Corporation             COM              539451104     4250  1407187 SH       Sole                  1407187
Merge Healthcare Inc           COM              589499102     4380  1531515 SH       Sole                  1531515
Micrel Inc                     COM              594793101     4514   473702 SH       Sole                   473702
Newpark Resources Inc          COM              651718504     3795   643245 SH       Sole                   643245
OYO Geospace Corp              COM              671074102     2067    22965 SH       Sole                    22965
Par Pharmaceutical Cos         COM              69888P106     2760    76360 SH       Sole                    76360
Pinnacle Financial Partners    COM              72346Q104     6085   311905 SH       Sole                   311905
Plantronics Inc                COM              727493108     3822   114445 SH       Sole                   114445
Psychemedics Corp              COM              744375205     2043   198500 SH       Sole                   198500
Regal Beloit Corp              COM              758750103     2797    44920 SH       Sole                    44920
Skechers U.S.A. Inc            COM              830566105     4804   235820 SH       Sole                   235820
StanCorp Financial Group       COM              852891100     2796    75245 SH       Sole                    75245
TETRA Technologies             COM              88162F105     4767   668620 SH       Sole                   668620
TeleTech Holdings              COM              879939106     1309    81790 SH       Sole                    81790
TriQuint Semiconductor         COM              89674K103     4963   902395 SH       Sole                   902395
Wilshire Bancorp               COM              97186T108     3684   673545 SH       Sole                   673545
World Acceptance Corp          COM              981419104     4910    74625 SH       Sole                    74625
j2 Global Inc                  COM              48123V102     3769   142645 SH       Sole                   142645